Income Taxes - Summarizes Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015
Income Tax Disclosure [Abstract]
Beginning balance	$ 8.6	$ 8.6
Increases related to current year tax positions	1.1	1.7
Decreases related to prior year positions	(0.6)	(1.3)
Decrease due to lapse of statute	(0.4)	(0.4)
Ending balance	$ 8.7	$ 8.6